Non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2024
Non-controlling interest.
Schedule of non controlling interests

	Six months ended
	June 30,	June 30,
	2024	2023
	$’000	$’000

Balance at January 1	237,506	227,200
Loss for the period	(7,167)	(6,360)
Other comprehensive income	(27,647)	15,608
Balance at June 30	202,692	236,448

Schedule of summarized financial information of subsidiary

	I-Systems Soluções de Infraestrutura S.A.
Summarized statement of financial position	June 30,	December 31,
	2024	2023
	$’000	$’000

Current assets	56,177	83,274
Current liabilities	(39,615)	(53,797)
Current net assets	16,562	29,477

Non-current assets	477,420	527,592
Non-current liabilities	(122,845)	(114,681)
Non-current net assets	354,575	412,911

Net assets	371,137	442,388

Accumulated non-controlling interest at the end of the period/year	181,857	216,770

	I-Systems Soluções de Infraestrutura S.A.
Summarized statement of comprehensive (loss)/income for the reporting period	Six months ended
	June 30,	June 30,
	2024	2023
	$’000	$’000

Revenue	39,865	34,179
Loss for the period	(14,019)	(11,283)
Other comprehensive (loss)/income	(57,231)	31,622
Total comprehensive (loss)/income	(71,250)	20,339

Loss allocated to non-controlling interest during the period	(6,869)	(5,529)

	I-Systems Soluções de Infraestrutura S.A.
Summarized statement of cash flows for the reporting period	Six months ended
	June 30,	June 30,
	2024	2023
	$’000	$’000

Cash flows generated from operating activities	27,292	11,193
Cash flows used in investing activities	(39,064)	(52,294)
Cash flows generated from financing activities	23,618	33,680
Net increase/(decrease) in cash and cash equivalents	11,846	(7,421)